The Merger and Basis of Presentation - Additional Information (Detail) (USD $)	1 Months Ended			0 Months Ended	1 Months Ended
	Jun. 03, 2008	Dec. 31, 2013	Dec. 31, 2012	Jun. 02, 2008 Old Arno	Jun. 03, 2008 Old Arno	Jun. 03, 2008 Laurier International Inc
Shares issuable prior to merger ratio					$ 1.99377
Shares issued in merger					1,611,760	19,291,824
Common stock outstanding prior to merger		20,370,331	4,545,618			1,100,200
Common Stock, Shares, Issued		20,370,331	4,545,618			1,100,200
Ownership interest					95.00%
Gross proceeds private placement				$ 17,732,000
Number of common stock sold to selected accredited investor				3,691,900
Number of shares issued in business combination				7,360,700
Notes interest rate					6.00%
Number of shares issued on conversion of 6% notes	1,962,338				984,246
Number of securities called by warrants	196,189	47,983,752			98,409
Per share exercise price of warrant	2.42				4.83
Warrant expiration term					5 years
Accumulated deficit	$ 120,538